Share-Based Payments (Summary Of Restricted Stock Award Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
NON-VESTED, Beginning of year, shares	597
Granted (shares)	347
Vested, shares	(190)
Forfeited, shares	(145)
NON-VESTED, end of period, shares	609	597
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
NON-VESTED, Beginning of year, weighted average grant date fair value	$ 52.58
Per share weighted average grant date fair value of restricted stock granted	$ 71.37	$ 53.94	$ 55.94
Vested, weighted average grant date fair value	$ 50.41
Forfeited, weighted average grant date fair value	$ 59.35
NON-VESTED, end of period, weighted average grant date fair value	$ 62.35	$ 52.58